Document and Entity Information	12 Months Ended
Jun. 11, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 01, 2012
Registrant Name	Huntington Strategy Shares
Central Index Key	0001506213
Amendment Flag	false
Document Creation Date	Jun. 01, 2012
Document Effective Date	Jun. 01, 2012
Prospectus Date	Jun. 11, 2012